BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
CONDENSED BALANCE SHEETS
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	3,251,000	3,251,000
Common stock, shares outstanding	3,251,000	3,251,000
Shares subject to forfeiture		375,000	375,000